CONSOLIDATED STATEMENTS OF INCOME/(LOSS) AND COMPREHENSIVE INCOME/(LOSS) ¥ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2021 CNY (¥) ¥ / shares shares		Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Revenues:
Total revenues		¥ 20,029		$ 3,143	¥ 18,327	¥ 35,716
Less: Sales tax and surcharges		(6)		(1)	(11)	(50)
Net revenues		20,023		3,142	18,316	35,666
Cost of revenues		(4,598)		(721)	(4,031)	(7,372)
Gross profit		15,425		2,421	14,285	28,294
Operating expenses:
Product development		(8,992)		(1,411)	(7,667)	(10,670)
Sales and marketing		(4,922)		(772)	(4,405)	(9,295)
General and administrative		(2,922)		(459)	(3,636)	(3,289)
Total operating expenses		(16,836)		(2,642)	(15,708)	(23,254)
Income/(loss) from operations		(1,411)		(221)	(1,423)	5,040
Interest income		2,132		335	2,187	2,094
Interest expense		(1,565)		(246)	(1,716)	(1,677)
Other income/(expense)		373		58	(273)	3,630
Income/(loss) before income tax expense and equity in income/(loss) of affiliates		(471)		(74)	(1,225)	9,087
Income tax expense		(270)		(42)	(355)	(1,742)
Equity in (loss)/income of affiliates		96		15	(1,689)	(347)
Net Income/(loss)		(645)		(101)	(3,269)	6,998
Net loss attributable to non-controlling interests		95		15	62	57
Accretion to redemption value of redeemable non-controlling interests		0		0	(40)	(44)
Net Income/(loss) attributable to Trip.com Group Limited		(550)		(86)	(3,247)	7,011
Net Income/(loss)		(645)		(101)	(3,269)	6,998
Other comprehensive (loss)/income:
Foreign currency translation		2		0	75	(289)
Unrealized securities holding gains/(losses), net of tax		2		0	(178)	266
Total comprehensive income/(loss)		(641)		(101)	(3,372)	6,975
Comprehensive loss attributable to non-controlling interests		95		15	22	13
Comprehensive income/(loss) attributable to Trip.com Group Limited		¥ (546)		$ (86)	¥ (3,350)	¥ 6,988
Weighted average ordinary shares outstanding
- Basic shares (in shares)	[1]	634,109,233		634,109,233	600,888,208	567,871,968
- Diluted shares (in shares)	[1]	634,109,233		634,109,233	600,888,208	641,952,112
Product development
Share-based compensation included in Operating expense above is as follows:
Share-based compensation		¥ 802		$ 126	¥ 964	¥ 919
Sales and marketing
Share-based compensation included in Operating expense above is as follows:
Share-based compensation		149		23	159	144
General and administrative
Share-based compensation included in Operating expense above is as follows:
Share-based compensation		¥ 730		$ 115	¥ 750	¥ 651
Ordinary shares
Earnings/(losses) per ordinary share
- (Loss)/earnings per ordinary share/ADS, Basic (in RMB or dollars per share) | (per share)		¥ (0.87)	[1]	$ (0.14)	¥ (5.40)	¥ 12.35
- Loss)/earnings per ordinary share/ADS, Diluted (in RMB or dollars per share) | (per share)		(0.87)	[1]	(0.14)	(5.40)	11.50
ADS
Earnings/(losses) per ordinary share
- (Loss)/earnings per ordinary share/ADS, Basic (in RMB or dollars per share) | (per share)		(0.87)		(0.14)	(5.40)	12.35
- Loss)/earnings per ordinary share/ADS, Diluted (in RMB or dollars per share) | (per share)		¥ (0.87)		$ (0.14)	¥ (5.40)	¥ 11.50
Accommodation reservation
Revenues:
Total revenues		¥ 8,148		$ 1,279	¥ 7,132	¥ 13,514
Transportation ticketing
Revenues:
Total revenues		6,905		1,084	7,146	13,952
Packaged tours
Revenues:
Total revenues		1,105		173	1,241	4,534
Corporate travel
Revenues:
Total revenues		1,347		211	877	1,255
Others
Revenues:
Total revenues		¥ 2,524		$ 396	¥ 1,931	¥ 2,461

[1]	Basic and diluted earnings/(losses) per ordinary share and weighted average ordinary shares outstanding for the years ended December 31, 2019 and 2020 have been retrospectively adjusted for the Share Subdivision that became effective on March 18, 2021 as detailed in Note 2 and Note 20.